Organization - Schedule of Comparative VIE Financials (Details) - VIE [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Schedule of Comparative VIE Financials [Line Items]
Current assets	¥ 136,198		¥ 116,191		$ 18,659
Non-current assets:	68,160		28,007		9,338
Total assets	204,358		144,198		27,997
Current liabilities:	72,837		46,862		9,979
Non-current liabilities:	4,659		5,396		638
Total liabilities	77,496		52,258		10,617
Net asset	126,862		91,940		$ 17,380
Net income	34,921	$ 4,784	88,692	¥ 55,162
Net cash provided by operating activities	27,650	3,788	62,560	32,885
Net cash used in investing activities	(19,270)	(2,640)	(34,290)	(26,894)
Net cash used in financing activities			¥ (1,665)